Consolidated Statements of Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statement Of Income And Comprehensive Income [Abstract]
Net Income	$ 3,047,909	$ 3,026,123
Other Comprehensive Income (Loss)
Unrealized appreciation (depreciation) on available-for-sale securities, net of taxes of $(877,251) and $149,623 for 2016 and 2015, respectively	(1,702,900)	290,444
Less: reclassification adjustment for realized gains included in net income, net of taxes of $135,864 and $108,999 for 2016 and 2015, respectively	263,735	211,586
Total other comprehensive income (loss)	(1,966,635)	78,858
Comprehensive Income	$ 1,081,274	$ 3,104,981